Plant And Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		132 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Cost	$ 6,273	$ 5,510	$ 5,510
Accumulated depreciation and write downs	2,575	1,918	1,918
Net	3,698	3,592	3,592
Value of option to acquire mill equipment	16,000
Impairment of mill equipment	3,500	7,117	10,617
Estimated sale value	7,300
Commissions and other costs to sell mill equipment	800
Los Cardones, Mexico [Member]
Property, Plant and Equipment [Line Items]
Cost		1,194	1,194
Accumulated depreciation and write downs		109	109
Net		1,085	1,085
Awak Mas, Indonesia [Member]
Property, Plant and Equipment [Line Items]
Cost		242	242
Accumulated depreciation and write downs		242	242
Mt. Todd, Australia [Member]
Property, Plant and Equipment [Line Items]
Cost	5,472	3,497	3,497
Accumulated depreciation and write downs	1,993	1,124	1,124
Net	3,479	2,373	2,373
Guadalupe de los Reyes, Mexico [Member]
Property, Plant and Equipment [Line Items]
Cost	21	21	21
Accumulated depreciation and write downs	5	3	3
Net	16	18	18
Corporate, United States [Member]
Property, Plant and Equipment [Line Items]
Cost	780	556	556
Accumulated depreciation and write downs	577	440	440
Net	203	116	116
Assets Held-for-sale [Member]
Property, Plant and Equipment [Line Items]
Cost	10,000	10,000	10,000
Net	6,500	10,000	10,000
Impairment of Long-Lived Assets Held-for-use	3,500
Mill Equipment Estimated Fair Value	$ 10,000